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1933 Act/Rule 497(j)

February 1, 2023

Virtus Opportunities Trust

101 Munson Street

Greenfield, Massachusetts 01301

Telephone: 860-263-4791

Facsimile: 860-241-1028

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust
File Nos. 033-65137 and 811-07455

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Virtus FORT Trend Fund Prospectus, the Virtus FORT Trend Fund Statement of Additional Information and the Virtus Opportunities Trust Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on January 25, 2023 and effective on January 27, 2023.

Very truly yours,

/s/ Jennifer Fromm
Jennifer Fromm

cc:	Ralph Summa

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